Note 6 - Operating Lease Right-of-use Asset, Net	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
(
6
)     Operating Lease Right-of-Use Asset, Net

The Company adopted the new lease standard on
January 1, 2019
using the cumulative-effect method. Prior periods were
not
retrospectively adjusted and continue to be reported under the accounting standards in effect for those periods.

The Company determines if an arrangement is a lease at inception by assessing whether it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company’s operating lease is primarily related to a property lease for its laboratory and corporate offices. BioCardia’s lease agreement does not
contain any material residual guarantees or material restrictive covenants, nor does it contain an additional lease extension.

ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company’s lease does not
provide an implicit rate. The Company used an adjusted historical incremental borrowing rate, based on the information available at the approximate lease commencement date, to determine the present value of lease payments. The net lease asset was adjusted for deferred rent, lease incentives, and prepaid rent. Variable rent expense is made up of expenses for common area maintenance and shared utilities and were not
included in the determination of the present value of lease payments. The Company has no
finance leases. The new lease standard did
not
materially impact its condensed consolidated statements of operations.

The components of lease expense for the
three
and
nine
months ended
September 30, 2019
was as follows (in thousands, except years and percentages):

	Three months ended September 30,	Nine months ended September 30,
	2019	2019
Straight-line rent expense recognized for operating lease	$150	$450
Variable rent expense recognized for operating lease	63	202
Total rent expense	$213	$652

Weighted average remaining lease term (in years)		2.25
Weighted average discount rate		12.05%

Supplemental cash flow information related to the operating lease was as follows (in thousands):

	Three months ended September 30,	Nine months ended September 30,
	2019	2019

Cash paid for amounts included in the measurement of lease liabilities	$153	$459
Cash Lease Expense (imputed interest expense component of net income)	39	126

Future minimum lease payments under the operating lease as of
September 30, 2019
are as follows (in thousands):

Operating Lease
September 30, 2019
Remainder of 2019	$153
Years ending December 31,
2020	630
2021	649
Total undiscounted lease payments	1,432
Less imputed interest	172
Total operating lease liabilities	$1,260

Prior to the Company’s adoption of the new lease standard, future minimum lease payments as of
December
31,
2018,
which were undiscounted, were as follows (in thousands):

Years ending December 31,
2019	$612
2020	630
2021	649
Total	$1,891